SHORT-TERM INVESTMENTS - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
SHORT-TERM INVESTMENTS
Realized gain from investments	$ 78,464	$ 10,081	$ 99,856	$ 68,323